UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

Private Equity Investments (88.67%)(a)(b)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (4.30%)
Dyal V Nimbus Cayman (B), L.P.(d)		North America	09/10/2021	$6,035,899
Dyal V Nimbus U.S. (A), LLC(d)		North America	09/10/2021	5,421,535
Investcorp Aspen Offshore Fund, L.P.(d)		North America	07/01/2019	5,709,098
Roark Capital Partners II Sidecar, L.P.(d)		North America	10/18/2018	1,659,293
Total Direct Investments / Co-Investments				18,825,825

Primary Investments (3.40%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P.		Europe	04/11/2019	1,814,398
Berkshire Fund X-A, L.P.(d)		North America	09/22/2020	375,187
CB Offshore Equity X, L.P.(d)		North America	11/20/2020	669,159
Clearlake Capital Partners VII (USTE), L.P.(d)		North America	09/17/2021	–
Dyal V Offshore Investors, L.P.(d)		North America	09/20/2021	1,549,338
Genstar Capital Partners X, L.P.(d)		North America	04/01/2021	(18,997)
Hellman & Friedman Capital Partners IX (Parallel), L.P.(d)		North America	09/28/2018	2,227,467
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)		North America	05/10/2021	(8,573)
Roark Capital Partners V (TE), L.P.		North America	04/30/2018	5,519,336
TA XIV-B, L.P.(d)		North America	05/27/2021	(9,049)
The Veritas Capital Fund VII, L.P.(d)		North America	10/10/2019	2,774,380
Total Primary Investments				14,892,646

Seasoned Primary Investments (5.00%)
Aerospace, Transportation and Logistics Fund II, L.P.(d)		North America	03/31/2019	1,947,337
Avista Capital Partners (Offshore) IV, L.P.		North America	12/01/2017	443,596
Gryphon Partners IV, L.P.		North America	06/24/2016	5,657,411
Ironsides Offshore Direct Investment Fund V, L.P.(d)		North America	12/31/2019	3,921,939
L Catterton IX, L.P.		North America	03/09/2021	2,938,583
Merit Mezzanine Fund VI, L.P.		North America	03/02/2018	2,416,212
VSS Structured Capital Parallel III, L.P.		North America	01/26/2018	4,583,143
Total Seasoned Primary Investments				21,908,221

Secondary Investments (75.97%)
AAA Partners, Inc.(d)(e)	2,445,599	North America	06/21/2019	4,222,489
ABRY Partners V, L.P.(d)		North America	12/31/2018	4,212
Accel-KKR Capital Partners CV III, L.P.(d)		North America	06/30/2021	4,694,243
Accel-KKR Capital Partners III, L.P.(d)		North America	06/30/2021	11,955
Advent International GPE VI-A Limited Partnership(d)		North America	03/31/2021	194,412
Advent International GPE VII-B Limited Partnership(d)		North America	06/30/2015	2,052,299
Advent International GPE VIII-C Limited Partnership(d)		North America	12/31/2019	2,753,920
Altor 2003 Fund (No. 1) LP(d)		Europe	12/31/2018	8,406
AP VIII Private Investors Offshore (USD), L.P.		North America	06/30/2017	117,118
AP VIII Private Investors, LLC		Europe	06/28/2019	2,358,437
Apax Europe VI - A, L.P.(d)		Europe	12/30/2016	722,975
Apax Europe VII, L.P.(d)		Europe	03/31/2021	29,440
Apollo Investment Fund VI, L.P.(d)		North America	12/31/2018	70,010
Apollo Investment Fund VII, L.P.		North America	09/29/2017	39,725

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2021	1

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

Private Equity Investments (88.67%)(a)(b) (continued)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.97%) (continued)
Ares Corporate Opportunities Fund III, L.P.		North America	12/31/2019	$200,783
Artiman Ventures III, L.P.(d)		North America	03/31/2021	765,028
Atlas Capital Resources, L.P.		North America	06/30/2021	7,086,076
Audax Mezzanine Fund III, L.P.		North America	09/30/2016	1,347,458
Audax Private Equity Fund II, L.P.(d)		North America	12/31/2018	26,082
Audax Private Equity Fund III, L.P.(d)		North America	09/30/2015	411,271
Audax Private Equity Fund IV, L.P.		North America	09/29/2015	12,861
Audax Private Equity Fund, L.P.(d)		North America	12/31/2018	14,202
Audax Senior Loan Fund III, L.P.		North America	09/28/2018	409,791
Avista Capital Partners (Offshore) II, L.P.(d)		North America	12/31/2019	343,261
Avista Capital Partners III, L.P.(d)		North America	12/31/2019	56,405
Avista Healthcare Partners, L.P.(d)		North America	12/31/2019	2,642,812
Bain Capital Asia Fund II, L.P.(d)		North America	12/31/2019	1,064,999
Bain Capital Distressed and Special Situations 2013 E, L.P.(d)		North America	06/30/2015	213,059
Bain Capital Europe Fund III, L.P.(d)		North America	12/30/2016	270,725
Bain Capital Fund IX, L.P.(d)		North America	12/31/2018	44,113
Bain Capital Fund VII, L.P.		North America	12/29/2017	9,256,628
Bain Capital Fund VIII, L.P.(d)		North America	12/30/2015	10,597
Bain Capital Fund VIII-E, L.P.(d)		North America	12/31/2018	4,375
Bain Capital Fund X, L.P.(d)		North America	12/30/2015	2,429,386
Bain Capital IX Coinvestment Fund, L.P.(d)		North America	12/31/2018	–
Bain Capital VII Coinvestment Fund, L.P.		North America	12/29/2017	124,973
Bain Capital VIII Coinvestment Fund, L.P.(d)		North America	12/31/2018	1,135
BC Asia III Private Investors, L.P.		North America	06/30/2020	2,787,540
BC Europe IV Private Investors, L.P.		North America	06/30/2020	1,265,957
BC European Capital IX-8, L.P.(d)		Europe	12/31/2020	2,029,456
BC Life Sciences Private Investors, L.P.(d)		North America	06/30/2020	3,086,654
BC XI Private Investor, L.P.		North America	06/30/2020	3,337,665
BC XII Private Investors, L.P.		North America	06/30/2020	3,673,896
BCP V-S, L.P.(d)		North America	09/29/2017	49,318
Berkshire Fund IX, L.P.(d)		North America	09/03/2021	10,449,507
Berkshire Fund VI, Limited Partnership(d)		North America	12/31/2018	4,730,028
Berkshire Fund VII, L.P.(d)		North America	12/31/2018	251,029
Berkshire Fund VIII (IND), L.P.(d)		North America	09/03/2021	10,660,413
Blackstone Capital Partners V, L.P.(d)		North America	09/29/2017	156,566
Bridgepoint Europe IV, L.P.(d)		Europe	03/31/2021	265,968
Carlyle Partners V, L.P.(d)		North America	12/31/2019	119,429
Catterton Growth Partners, L.P.(d)		North America	06/30/2021	944,908
CDRF8 Private Investors, LLC		North America	06/30/2017	187,121
Cerberus Institutional Partners, L.P. -Series Four		North America	12/30/2016	114,666
CHP III, L.P.(d)		North America	09/29/2017	359,067
CI Capital Investors II, L.P.(d)		North America	12/31/2019	908,788
CI Capital Investors III, L.P.(d)		North America	12/31/2019	6,182,785
Clearlake Capital Partners IV, L.P.		North America	12/31/2019	2,091,193
Clearlake Opportunities Partners (P-Offshore) L.P(d)		North America	12/31/2019	926,760
Comvest Capital II International (Cayman), L.P.		North America	06/29/2018	390,271
Comvest Capital III International (Cayman), L.P.		North America	06/29/2018	1,001,808
Court Square Capital Partners (Offshore) III, L.P.		North America	12/31/2020	1,067,294

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

Private Equity Investments (88.67%)(a)(b) (continued)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.97%) (continued)
DCM IV, L.P.(d)		North America	06/30/2015	$96,533
DCM V, L.P.(d)		North America	06/30/2015	322,513
DCM VI, L.P.(d)		North America	06/30/2015	1,976,353
ECI 9, L.P.(d)		Europe	03/31/2021	197,983
Endeavour Capital Fund V, L.P.(d)		North America	03/31/2021	31,264
Energy Capital Partners II, L.P.(d)		North America	03/31/2021	49,792
EQT VII (No. 1) Limited Partnership(d)		Europe	12/31/2020	1,279,575
EQT VIII (No.1) SCSp(d)		Europe	12/31/2020	2,014,015
Francisco Partners II, L.P.		North America	12/31/2018	170,635
FSN Capital IV, L.P.(d)		Europe	12/31/2019	795,655
General Atlantic Investment Partners 2013, L.P.		North America	12/31/2019	3,699,000
Genstar Capital Partners VII (EU), L.P.(d)		North America	12/31/2020	1,082,264
Genstar Capital Partners VIII BL (EU), L.P.		North America	12/31/2020	2,648,422
Genstar VIII Opportunities Fund I (EU), L.P.(d)		North America	12/31/2020	1,615,664
GESD Investors II, L.P.(d)		North America	09/29/2017	67,597
Green Equity Investors CF, L.P.(d)		North America	04/26/2021	3,361,915
Green Equity Investors Side VI, L.P.(d)		North America	06/30/2021	3,505,671
Green Equity Investors V, L.P.(d)		North America	09/29/2017	325,364
Gridiron Capital Fund II, L.P.(d)		North America	12/31/2019	1,928,036
Gridiron Energy Feeder I, L.P.(d)		North America	05/10/2017	2,304,295
Gryphon Co-Invest Fund IV, L.P.		North America	12/31/2020	283,682
Gryphon Partners 3.5, L.P.(d)		North America	12/31/2020	260,614
Gryphon Partners IV, L.P.		North America	12/31/2020	1,740,742
Gryphon Partners V-A, L.P.(d)		North America	12/31/2020	2,926,862
GS Capital Partners VI Parallel, L.P.(d)		North America	12/31/2019	110,649
GSO Capital Opportunities Overseas Fund, L.P.(d)		North America	12/30/2015	49,366
GSO Private Investors Offshore II, L.P.		North America	06/30/2017	79,242
H&F Arrow 2, L.P.(d)		North America	04/13/2021	1,926,335
H&F Executives Fund IX, L.P.(d)		North America	09/30/2020	2,780,184
H&F Executives Fund VIII, L.P.		North America	09/30/2020	4,716,779
H.I.G. Bayside Debt & LBO Fund II, L.P.(d)		North America	12/31/2018	318,725
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.(d)		North America	03/31/2021	150,634
H.I.G. Capital Partners IV, L.P.		North America	12/31/2018	835,688
Harvest Partners V, L.P.(d)		North America	12/29/2017	2,299
Hellman & Friedman Capital Partners VI, L.P.(d)		North America	03/31/2019	137,403
Hellman & Friedman Capital Partners VII (Parallel), L.P.		North America	06/28/2019	3,626,155
Hellman & Friedman Capital Partners VII, L.P.(d)		North America	06/30/2021	1,218,289
HFCP VII (Parallel-A), L.P.(d)		North America	09/30/2021	1,282,719
HgCapital 5, L.P.(d)		Europe	12/31/2018	70,349
HPE Continuation Fund I C.V.(d)		Europe	05/27/2021	–
Icon Partners II, L.P.(d)		North America	04/27/2021	764,748
Icon Partners III, L.P.(d)		North America	05/10/2021	4,332,207
Insight Equity I, L.P.(d)		North America	12/31/2018	19,941
Insight Equity II, L.P.(d)		North America	12/31/2018	784,490
Insight Partners Continuation Fund, L.P.(d)		North America	08/14/2019	9,755,729
Insight Venture Partners (Cayman) IX, L.P.		North America	09/30/2019	3,688,989
Insight Venture Partners (Cayman) VIII, L.P.(d)		North America	09/30/2019	2,085,907
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.(d)		North America	09/30/2019	566,165

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

Private Equity Investments (88.67%)(a)(b) (continued)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.97%) (continued)
Insight Venture Partners Coinvestment Fund II, L.P.(d)		North America	06/30/2015	$920,566
Insight Venture Partners Coinvestment Fund III, L.P.(d)		North America	06/30/2015	276,303
Insight Venture Partners Growth-Buyout Coinvestment Fund
(Cayman), L.P.		North America	09/30/2019	1,074,072
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.		North America	09/30/2019	67,487
Insight Venture Partners IX, L.P.		North America	09/30/2019	94,523
Insight Venture Partners VI, L.P.(d)		North America	06/30/2015	16,154
Insight Venture Partners VII, L.P.		North America	06/30/2015	4,033,607
Insight Venture Partners VIII (Co-Investors), L.P.(d)		North America	12/31/2019	249,889
Insight Venture Partners VIII, L.P.(d)		North America	06/30/2015	3,180,730
J.W. Childs Equity Partners III, L.P.(d)		North America	12/31/2018	–
JMI Equity Fund VI, L.P.		North America	09/29/2017	17,971
Kelso Investment Associates VIII, L.P.		North America	09/29/2017	874,596
KKR 2006 Fund, L.P.(d)		North America	09/29/2017	71,801
KKR 2006 Private Investors Offshore, L.P.(d)		North America	06/30/2017	320,789
KKR Americas Fund XII, L.P.		North America	03/31/2021	3,779,990
KPS Special Situations Fund III (Supplemental Feeder), Ltd.(d)		North America	09/29/2017	11,339
KPS Special Situations Fund III, L.P.(d)		North America	09/29/2017	8,368
Lightspeed Venture Partners IX, L.P.(d)		North America	12/31/2020	5,362,515
Lion/Simba Investors, L.P.		Europe	12/21/2020	3,528,696
Littlejohn Fund III, L.P.(d)		North America	12/31/2018	18,642
Littlejohn Fund IV, L.P.		North America	12/30/2015	434,802
Lovell Minnick Equity Partners III, L.P.(d)		North America	06/30/2021	1,715,033
Madison Dearborn Capital Partners IV, L.P.(d)		North America	12/31/2019	729,608
Madison Dearborn Capital Partners VI-C, L.P.(d)		North America	03/31/2021	271,446
Madison International Real Estate Liquidity Fund V(d)		North America	06/30/2015	14,017
Marlin Equity III, L.P.(d)		North America	06/30/2021	48,658
Mason Wells Buyout Fund III Limited Partnership(d)		North America	03/31/2021	206,064
MDP Fund, L.P.(d)		Europe	06/30/2015	203,082
Merchant Banking Partners IV, L.P.(d)		North America	09/29/2017	22,871
Montreux Equity Partners IV, L.P.(d)		North America	09/29/2017	407,413
MPE Partners II, L.P.(d)		North America	06/28/2019	2,676,079
MSouth Equity Partners II, L.P.(d)		North America	12/31/2019	364,036
Nautic Partners VI-A, L.P.(d)		North America	12/31/2019	1,248,598
Navis Asia Fund VI, L.P.(d)		North America	03/31/2021	207,494
NB SPV, L.P.(d)		North America	09/01/2021	5,000,000
New Enterprise Associates 12, Limited Partnership(d)		North America	09/29/2017	66,593
New Mountain Partners III, L.P.(d)		North America	09/29/2017	1,341,763
NewView Capital Fund I, L.P.(d)		North America	10/31/2018	8,805,263
North Bridge Growth Equity I, L.P.(d)		North America	12/31/2020	60,999
North Bridge Growth Equity II, L.P.(d)		North America	12/31/2020	21,093,193
Oak Investment Partners XII, Limited Partnership(d)		North America	03/31/2019	119,818
Oaktree Private Investment Fund 2010, L.P.		North America	06/30/2015	63,965
Paladin III (HR), L.P.(d)		North America	09/29/2017	432,339
Pamlico Capital III, L.P.		North America	12/31/2019	4,146,901
Parthenon Investors II, L.P.(d)		North America	12/31/2018	286,895
Parthenon Investors III, L.P.		North America	12/31/2018	2,930,335
Permira IV Feeder, L.P.(d)		Europe	04/23/2020	12,554,693

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

Private Equity Investments (88.67%)(a)(b) (continued)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.97%) (continued)
Platinum Equity Capital Partners II(d)		North America	09/29/2017	$171,967
PRO SPV, L.P.(d)		North America	09/01/2021	4,947,795
Providence Equity Partners IV, L.P.(d)		North America	12/30/2016	17,961
Providence Equity Partners V, L.P.(d)		North America	12/30/2016	36,595
Providence Equity Partners VI, L.P.		North America	12/30/2016	1,716,761
Providence Equity Partners VII, L.P.		North America	09/29/2017	420,848
Providence TMT Special Situations Fund, L.P.		North America	12/31/2018	10,843
RCF V Annex Fund, L.P.(d)		North America	06/30/2021	19,478
Resource Capital Fund V, L.P.(d)		North America	06/30/2021	50,611
Riverside Capital Appreciation Fund V, L.P.(d)		North America	03/31/2021	330,427
Roark Capital Partners II, L.P.(d)		North America	06/29/2018	1,511,028
Roark Capital Partners III, L.P.(d)		North America	06/29/2018	1,842,303
Roark Capital Partners IV, L.P.		North America	06/29/2018	1,092,345
Samson Brunello 2, L.P.(d)		North America	02/19/2021	1,163,060
Samson Hockey 2, L.P.(d)		North America	12/23/2020	1,738,237
Samson Shield 2, L.P.		North America	12/23/2020	4,160,014
Saw Mill Capital Partners, L.P.(d)		North America	09/29/2017	64,946
Seidler Equity Partners IV, L.P.		North America	06/30/2021	1,570,077
Silver Lake Partners II, L.P.(d)		North America	12/30/2016	3,501
Silver Lake Partners III, L.P.(d)		North America	12/31/2018	131,151
Silver Lake Partners V, L.P.		North America	06/30/2020	3,338,861
Sixth Cinven Fund (No. 4) Limited Partnership(d)		Europe	06/28/2019	3,433,965
Sixth Street Opportunities Partners III (B), L.P.		North America	06/30/2015	40,233
SL SPV-2, L.P.(d)		North America	02/14/2019	1,004,639
Summit Partners Private Equity Fund VII-A, L.P.(d)		North America	12/31/2018	721,116
Summit Partners Venture Capital Fund II-A, L.P.(d)		North America	12/31/2018	16,633
Summit Ventures VI-A, L.P.(d)		North America	12/31/2018	195,745
Sun Capital Partners IV, L.P.(d)		North America	12/31/2018	307,457
Sun Capital Partners V, L.P.		North America	12/31/2018	223,926
SunTx Capital Partners II, L.P.(d)		North America	12/31/2019	2,189,967
TA Atlantic and Pacific VI, L.P.(d)		North America	03/31/2021	206,356
TCW/Crescent Mezzanine Partners VB, L.P.		North America	12/30/2015	33,402
Tennenbaum Opportunities Fund V, LLC		North America	09/29/2017	333,955
The Veritas Capital Fund III, L.P.(d)		North America	09/29/2017	2,206
The Veritas Capital Fund V, L.P.(d)		North America	06/28/2019	13,177,981
Thomas H. Lee Equity Fund VI (2019), L.P.		North America	05/30/2019	–
Thomas H. Lee Equity Fund VI Liquidating Trust		North America	12/31/2020	1,389
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.		North America	05/20/2021	2,363,078
Thomas H. Lee Parallel Fund VI Liquidating Trust		North America	12/31/2020	7,232
TowerBrook Investors III, L.P.(d)		North America	12/31/2019	36,427
TPF II-A, L.P.(d)		North America	12/31/2019	67,175
TPG Growth III (A), L.P.		North America	12/31/2019	3,370,825
TPG Partners V, L.P.(d)		North America	09/29/2017	7,079
TPG Partners VI, L.P.		North America	09/29/2017	588,295
TPG STAR, L.P.		North America	09/29/2017	182,576
Triton Fund III, L.P.(d)		Europe	03/31/2021	421,042
Vista Equity Partners Fund V, L.P.(d)		North America	09/28/2018	6,528,073
Weston Presidio V, L.P.(d)		North America	12/31/2018	204,346

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2021	5

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

Private Equity Investments (88.67%)(a)(b) (continued)	Shares	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (75.97%) (continued)
WestView Capital Partners II, L.P.		North America	12/31/2019	$490,176
White Deer Energy, L.P.(d)		North America	06/30/2021	167,776
Wicks Communications & Media Partners III, L.P.(d)		North America	12/31/2018	12,720
Wind Point Partners AAV, L.P.(d)		North America	06/29/2021	908,079
Wind Point Partners VII-B, L.P.		North America	09/29/2017	428,815
WP AUSA, L.P.(d)		North America	07/22/2019	8,258,412
Total Secondary Investments				332,671,087

Total Private Equity Investments
(Cost $290,391,309)				$388,297,779

Short-Term Investments (16.95%)	Fair Value
Money Market Funds (16.95%)
Fidelity Government Portfolio, Class I, 0.01%(h)	73,403,878
JP Morgan U.S. Government Money Market Fund, 0.01%(h)	800,313

Total Money Market Funds	74,204,191

Total Short-Term Investments
(Cost $74,204,191)	$74,204,191

Total Investments (105.62%)
(Cost $364,595,500)	$462,501,970

Liabilities in Excess of Other Assets (-5.62%)	(24,607,979)
Shareholders' Capital (100.00%)	$437,893,991

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2021 was $290,391,309 and $388,297,779, respectively.
(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of September 30, 2021, the aggregate cost of each investment restricted to resale was: $2,437,012, $2,797,573, $5,009,015, $988,877, $1,312,177, $–, $675,428, $–, $–, $–, $1,701,729, $–, $3,622,273, $–, $1,756,064, $1,656,333, $388,171, $3,451,393, $2,303,199, $2,221,871, $2,476,484, $3,426,168, $2,036,054, $28,494, $3,718,162, $11,589, $41,815, $1,911,598, $1,627,616, $15,435, $169,786, $2,048,160, $568,769, $20,004, $207,218, $310,154, $585,763, $547,290, $1,653,069, $2,085,219, $3,942, $2,427,892, $126,942, $2,154, $526,972, $202,529, $0, $1,379,913, $1,193,994, $13,523, $822,290, $48,404, $5,516,370, $450,882, $10,143, $4,155,781, $50,157, $49,683, $4,423, $882,239, $595,880, $1,624,184, $541,855, $1,049,254, $1,800,286, $47,747, $9,183,401, $6,040,488, $992,633, $8,502,508, $444,287, $157,202, $203,464, $209,397, $310,839, $688,460, $316,546, $338,933, $3,598,836, $1,579,392, $616,478, $470,461, $1,990,193, $1,000,918, $133,659, $1,192,677, $1,810,701, $117,100, $24,396, $22,185, $958,980, $1,206,393, $117,196, $365,162, $2,114,607, $838,519, $1,714,067, $1,259,664, $27,528, $2,048, $2,855,602, $6,553,187, $2,604,567, $1,747,417, $337,808, $201,423, $1,986,873, $2,306,773, $80,597, $261,086, $208,762, $1,232,707, $2,046,120, $1,831,013, $433,718, $89,466, $1,702,862, $72,969, $311,000, $7,870,376, $671,174, $968,069, $79,100, $–, $478,775, $3,373,114, $157,636, $820,510, $5,599,534, $1,752,543, $1,358,850, $522,614, $577,528, $224,400, $715,294, $44,550, $44,531, $966,960, $1,655,999, $169,083, $2,154,849, $453, $2,690, $1,444,700, $197,690, $187,541, $2,507,601, $496,027, $487,022, $2,128,308, $3,270,328, $10,272, $2,011,877, $740,734, $373,954, $308,195, $24,472, $29,533, $233,687, $1,878,845, $–, $352,649, $1,877,554, $1,364,746, $756,218, $292,985, $5,000,000, $126,737, $1,221,458, $3,851,655, $115,171, $10,120,101, $171,384, $45,196, $5,019, $1,923,722, $229,507, $525,100, $3,999,937, $318,887, $5,000,000, $19,151, $367,900, $4,633,677, $268,096, $5,693, $6,023, $14,852, $152,660, $851,069, $969,561, $849,020, $895,790, $1,190,228, $4,006,937, $675,116, $2,057,705, $1,415,896, $890,415, $1,947,038, $1,998,246, $27,879, $491,797, $710,259, $42,431, $309,279, $288,355, $498,522, $1,097,436, $74,308, $223,457, $217,620, $364,685, $6,381,108, $–, $–, $2,165,783, $–, $267,492, $19,744, $2,277,714, $325,255, $1,789,958, $515,409, $324,593, $5,280,250, $23,454, $536,421, $66,690, $123,227, $920,696, $329,301 and $4,895,000, respectively, totaling, $290,391,309.
(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates. (d) Non-income producing security.
(e)	Valued using significant unobservable inputs.
(h)	The rate shown is the annualized 7-day yield as of September 30, 2021.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2021	7

Pomona Investment Fund	Consolidated Statement of Assets and Liabilities
September 30, 2021 (Unaudited)

ASSETS:
Private Equity Investments, at fair value (Cost, $290,391,309)	$388,297,779
Short-Term Investments, at fair value (Cost, $74,204,191)	74,204,191
Cash	2,634,120
Distributions from Private Equity Investments receivable	625,906
Deferred financing costs	102,632
Other assets	195,036
Total Assets	466,059,664

LIABILITIES:
Loan payable	15,414,696
Redemptions payable	5,081,088
Payable for investments purchased, not yet settled	4,397,221
Management fees payable	1,833,074
Distribution and servicing fee payable	288,340
Professional fees payable	287,832
Administration fee payable	277,738
Other accrued expenses	275,792
Commitment and interest fees payable	251,790
Expense recoupment payable	58,102
Total Liabilities	28,165,673
Commitments and contingencies (see Note 9 and 10)
Shareholders' Capital	$437,893,991

Shareholders' Capital
Paid-in capital	$274,602,654
Total distributable earnings	163,291,337
Shareholders' Capital	$437,893,991

Shareholders' Capital Attributable to:
Class A Shares	$227,308,159
Class M2 Shares	1,185,227
Class I Shares	209,400,605
437,893,991

Shares Outstanding:
Class A Shares	14,248,904
Class M2 Shares	71,831
Class I Shares	12,691,189
27,011,924

Net asset value per share:
Class A Shares	$15.95
Class M2 Shares	$16.50
Class I Shares	$16.50

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Statement of Operations
For the Six Months Ended September 30, 2021 (Unaudited)

Income
Dividend Income	$1,079,439
Interest income	594,184
Other income	706,027
Total Income	2,379,650

Expenses
Management fees	3,451,646
Sub-Administration fees	614,911
Distribution and servicing fee	586,999
Administration fee	522,977
Professional fees	501,611
Commitment and interest fees	443,693
Transfer agent fees	110,786
Other expenses	387,691
Total expenses	6,620,314
Less: Waiver and/or expense reimbursements	(216,287)
Net Expenses	6,404,027
Net Investment Loss	(4,024,377)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments and Foreign Currency Translations
Net realized gain from investments in Securities	34,659,159
Net realized loss on foreign currency translation	(24,540)
Total net realized gain from Private Equity Investments and foreign currency translation	34,634,619

Net change in unrealized appreciation/(depreciation) on Private Equity Investments	40,414,839
Net change in unrealized appreciation/(depreciation) on foreign currency translation	167,226

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments and Foreign Currency Translation	75,216,684
Net Increase in Shareholders' Capital from operations	$71,192,307

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2021	9

Pomona Investment Fund	Consolidated Statements of Changes in Shareholders' Capital

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Operations
Net investment loss	$(4,024,377)	$(1,911,953)
Net realized gain from Private Equity Investments and foreign currency translation	34,634,619	32,011,620
Net change in unrealized appreciation/(depreciation) on from Private Equity Investments and foreign currency translation	40,582,065	82,006,745
Net increase in Shareholders' Capital from operations	71,192,307	112,106,412

Distributions to Shareholders
Capital gains:
Class A Shares	–	(4,194,854)
Class M2 Shares	–	(258,495)
Class I Shares	–	(3,380,302)
Return of capital:
Class A shares	–	4,154,285
Class M2 shares	–	256,307
Class I shares	–	3,356,586
Decrease in Shareholders' Capital from distributions to Shareholders	–	(15,600,829)

Shareholders' Capital Transactions
Class A Shares
Proceeds from sale of Shares	22,033,895	18,144,365
Reinvestment of distributions	–	7,836,112
Exchange of Shares	–	(604,160)
Repurchase of Shares	(342,196)	(2,643,240)
Total Class A Transactions	21,691,699	22,733,077
Class M2 Shares
Reinvestment of distributions	–	478,338
Exchange of Shares	–	–
Repurchase of Shares	(8,160,126)	(2,005,796)
Total Class M2 Transactions	(8,160,126)	(1,527,458)
Class I Shares
Proceeds from sale of Shares	33,351,208	32,497,025
Reinvestment of distributions	–	4,476,855
Exchange of Shares	–	604,285
Repurchase of Shares	(9,450,799)	(2,546,794)
Total Class I Transactions	23,900,409	35,031,371

Increase in Shareholders' Capital from capital transactions	37,431,982	56,236,990

Shareholders' Capital
Beginning of year	329,269,702	176,527,129
End of period	$437,893,991	$329,269,702

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Statements of Changes in Shareholders' Capital

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Shareholder Activity
Class A Shares outstanding at beginning of period	12,707,148	10,556,002
Shares sold	1,564,102	1,695,627
Shares reinvested	–	743,859
Shares exchanged	–	(58,477)
Shares redeemed	(22,346)	(229,863)
Class A Shares outstanding at end of period	14,248,904	12,707,148

Class M2 Shares outstanding at beginning of period	594,199	720,645
Shares reinvested	–	44,143
Shares exchanged	–	–
Shares redeemed	(522,368)	(170,589)
Class M2 Shares outstanding at end of period	71,831	594,199

Class I Shares outstanding at beginning of period	11,012,003	7,832,144
Shares sold	2,290,567	2,916,588
Shares reinvested	–	413,162
Shares exchanged	–	57,050
Shares redeemed	(611,381)	(206,941)
Class I Shares outstanding at end of period	12,691,189	11,012,003

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2021	11

Pomona Investment Fund	Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2021 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders' Capital from operations	$71,192,307
Adjustments to reconcile net increase in Shareholders' Capital from operations to net cash used in operating activities:
Purchases of Private Equity Investments	(67,029,688)
Capital distributions received from Private Equity Investments	54,743,560
Net realized gain from Private Equity Investments	(34,659,159)
Net change in unrealized appreciation on Private Equity Investments and foreign currency translation	(40,582,065)
Amortization of deferred offering cost	20,100
Amortization of deferred financing costs	11,404
Changes in operating assets and liabilities:
Decrease in expense waiver receivable	169,813
Decrease in prepaid insurance	129,200
Increase in deferred financing costs	(3,701)
Decrease in investments in Private Equity Investments paid in advance	18,691
Decrease in deferred offering costs	16,816
Increase in other assets	(145,331)
Increase in distributions from Private Equity Investments receivable	(625,906)
Increase in management fees payable	518,396
Increase in payable for investments purchased, not yet settled	3,351,067
Decrease in distribution and servicing fee payable	(111,880)
Increase in professional fees payable	29,055
Increase in administration fee payable	78,544
Increase in commitment and interest fees payable	106,931
Increase in expense recoupment payable	58,102
Decrease in other accrued expenses	(247,650)
Net cash used in operating activities	(12,961,396)

Cash flows from financing activities
Proceeds from sale of Shares	55,385,103
Repurchases of Shares	(14,131,642)
Additions to offering costs	(45,635)
Additions to financing costs	(13,175)
Gross borrowings	4,121,769
Payments on borrowings	(474,280)
Net cash provided by financing activities	44,842,140

Net change in cash	31,880,745

Cash and cash equivalents at beginning of period	$44,957,566

Cash and cash equivalents at end of period	$76,838,311

Supplemental disclosure of operating activity
Supplemental disclosure of interest payments	$201,995

Supplemental disclosure of cash and cash equivalents
Cash and cash equivalents at beginning of period:
Cash	$4,654,642
Short-term investments	40,302,924

Cash and cash equivalents at end of period:
Cash	$2,634,120
Short-term investments	74,204,191

The accompanying notes are an integral part of these Consolidated Financial Statements.

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Pomona Investment Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Class A Shares
	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Year Ended March 31, 2019(a)	For the Year Ended March 31, 2018(a)	For the Year Ended March 31, 2017(a)
Net asset value - beginning of period	$13.34		$9.14	$10.20	$10.44	$10.09	$10.20
Net increase in Shareholders' Capital from operations:
Net investment loss	(0.17)		(0.11)	(0.15)	(0.15)	(0.04)	(0.09)
Net realized and unrealized gain on Private Equity Investments and foreign currency translation	2.78		5.07	0.40	1.16	1.34	1.03
Net increase in Shareholders’ capital from operations:	2.61		4.96	0.25	1.01	1.30	0.94
Distributions from capital gains	–		(0.38)	(1.31)	(1.25)	(0.95)	(1.05)
Distributions from return of capital	–		(0.38)	–	–	–	–
Total distributions	–		(0.76)	(1.31)	(1.25)	(0.95)	(1.05)
Net asset value per Share, end of period	$15.95		$13.34	$9.14	$10.20	$10.44	$10.09
Total Return(b)	19.57	%(c)	56.54%	1.99%	9.79%	13.34%	9.71%
Ratios/Supplemental Data:
Shareholders' Capital, end of period (in thousands)	$227,308		$169,545	$96,479	$94,109	$80,983	$63,225
Ratio of net investment loss to average Shareholders' Capital	(2.38	)(d)	(1.09%)	(1.45%)	(1.51%)	(0.59%)	(1.07%)
Ratio of gross expenses to average Shareholders' Capital(e)	3.73	%(d)	3.80%	4.03%	4.19%	3.85%	4.05%
Ratio of expense waiver to average Shareholders' Capital	(0.11	)%(d)	(0.31%)	(0.48%)	(0.50%)	(0.71%)	(0.87%)
Ratio of net expenses to average Shareholders' Capital(f)(g)	3.62	%(d)	3.49%	3.55%	3.69%	3.14%	3.18%
Portfolio turnover rate	0.00%		0.00%	0.07%	0.00%	0.00%	0.00%

(a)	The information for the fiscal year ended March 31, 2021 and prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.
(c)	Not annualized.
(d)	Annualized.
(e)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.
(f)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.
(g)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2021	13

Pomona Investment Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Class M2 Shares
	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Year Ended March 31, 2019(a)	For the Year Ended March 31, 2018(a)	For the Period October 1, 2016 (Commencement of Operations) to March 31, 2017(a)
Net asset value - beginning of period	$13.76		$9.36	$10.36	$10.54	$10.11	$10.65	(b)
Net increase in shareholders' Capital from operations:
Net investment loss	(0.13)		(0.07)	(0.26)	(0.11)	(0.02)	(0.01	)(c)
Net realized and unrealized gain on Private Equity Investments and foreign currency translation	2.87		5.23	0.57	1.18	1.40	0.52
Net increase in Shareholders’ capital from operations:	2.74		5.16	0.31	1.07	1.38	0.51
Distributions from capital gains	–		(0.38)	(1.31)	(1.25)	(0.95)	(1.05)
Distributions from return of capital	–		(0.38)	–	–	–	–
Total distributions	–		(0.76)	(1.31)	(1.25)	(0.95)	(1.05)
Net asset value per Share, end of period	$16.50		$13.76	$9.36	$10.36	$10.54	$10.11
Total Return(d)	19.90	%(e)	57.37%	2.54%	10.40%	13.97%	5.32	%(e)
Ratios/Supplemental Data:(f)
Shareholders' Capital, end of period (in thousands)	$1,185		$8,177	$6,745	$908	$830	$276
Ratio of net investment loss to average Shareholders' Capital	(2.53	)%(g)	(0.56%)	(1.19%)	(0.94%)	0.01%	(0.24	%)(g)
Ratio of gross expenses to average Shareholders' Capital(h)	3.78	%(g)	3.42%	3.95%	4.30%	4.51%	5.18	%(g)
Ratio of expense waiver to average Shareholders' Capital(i)	(0.33	)%(g)	(0.49%)	(0.79%)	(1.18%)	(1.83%)	(2.74	%)(g)
Ratio of net expenses to average Shareholders' Capital(i)(j)	3.45	%(g)	2.93%	3.16%	3.12%	2.68%	2.44	%(g)
Portfolio turnover rate	0.00%		0.00%	0.07%	0.00%	0.00%	0.00%

(a)	The information for the fiscal year ended March 31, 2021 and prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The net asset value per Share as of the beginning of the period, October 1, 2016 (Commencement of Operations) represents the initial net asset value per Share of $10.65.
(c)	Per Share data of income/(loss) from investment operations is computed using the total income and expense for this year divided by end of year Shares.
(d)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.
(e)	Not annualized.
(f)	Class M2 Shares commenced operations on October 1, 2016. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the M2 share class.
(g)	Annualized.
(h)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.
(i)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.
(j)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

14	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Class I Shares
	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Period April 1, 2018 (Commencement of Operations) to Year Ended March 31, 2019(a)
Net asset value - beginning of period	$13.76		$9.36	$10.36	$10.54	(b)
Net increase in shareholders' Capital from operations:
Net investment loss	(0.13)		(0.05)	(0.08)	(0.07	)(c)
Net realized and unrealized gain on Private Equity Investments and foreign currency translation	2.87		5.21	0.39	1.14
Net increase in Shareholders’ capital from operations:	2.74		5.16	0.31	1.07
Distributions from capital gains	–		(0.38)	(1.31)	(1.25)
Distributions from return of capital	–		(0.38)	–	–
Total distributions	–		(0.76)	(1.31)	(1.25)
Net asset value per Share, end of period	$16.50		$13.76	$9.36	$10.36
Total Return(d)	19.90	%(e)	57.38%	2.54%	10.40	%(e)
Ratios/Supplemental Data:(f)
Shareholders' Capital, end of period (in thousands)	$209,401		$151,548	$73,303	$31,948
Ratio of net investment loss to average Shareholders' Capital	(1.81	)%(g)	(0.48%)	(1.10%)	(1.24	%)(g)
Ratio of gross expenses to average Shareholders' Capital(h)	3.17	%(g)	3.23%	3.62%	3.86	%(g)
Ratio of expense waiver to average Shareholders' Capital(i)	(0.11	)%(g)	(0.31%)	(0.53%)	(0.66	%)(g)
Ratio of net expenses to average Shareholders' Capital(i)(j)	3.06	%(g)	2.92%	3.09%	3.20	%(g)
Portfolio turnover rate	0.00%		0.00%	0.07%	0.00%

(a)	The information for the fiscal year ended March 31, 2021 and prior periods has been audited by the predecessor independent registered public accounting firm.
(b)	The net asset value per share as of the beginning of the period, April 1, 2018 (Commencement of Operations) represents the initial net asset value per Share of $10.54.
(c)	Per Share data of income/(loss) from investment operations is computer using the total income and expense for this year divided by end of year Shares.
(d)	Total return assumes a subscription of a Share in the class at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period when owning Shares of the class. Total return is not annualized for periods less than twelve months.
(e)	Not annualized.
(f)	Class I Shares commenced operations on April 1, 2018. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the I share class.
(g)	Annualized.
(h)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.
(i)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.
(j)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2021	15

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

1.  ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

It is anticipated that the Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Seasoned primary investments, or seasoned primaries, refer to primary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2021, the Fund offered three classes of shares; Classes A, I, and M2 shares. All shares are continuously offered on a quarterly basis.

Class A Shares are offered at the then-current net asset value plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current net asset value without an initial sales charge and with a general minimum initial investment of $1,000,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

Class M2 Shares are offered through intermediary wealth management platforms associated with private banks and trust companies, at the then-current net asset value without an initial sales charge. The general minimum initial investment is $5,000,000. Class M2 Shareholders do not pay a fee for distribution services.

Certain investors may purchase less than the minimum investment for Class I and Class M2 Shares (noted above) pursuant to a Letter of Intent, which is further described in the Fund’s prospectus.

All share classes have the same rights and privileges, and have ownership in the same underlying investment portfolio.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, a wholly owned-subsidiary of the Fund, all inter-company accounts and transactions have been eliminated.

Valuation of Investments

The Fund follows the provisions of Fair Value Measurement set forth in ASC Topic 820 (“ASC 820”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

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Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Administrator will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
•	Discounted cash flow analysis, including a terminal value or exit multiple.
•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
•	Valuations implied by third-party investment in similar assets or issuers.

Cash and Short-term Investments

The Fund holds cash and investments in short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term investments held by the Fund. Short-term investments are considered cash equivalents.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers. For the six months ended September 30, 2021, the Fund earned other income of $706,027.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Semi-Annual Report | September 30, 2021	17

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

3.  FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2021:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Secondary Investments	$–	$–	$4,222,489	$4,222,489
Short-Term Investments	$74,204,191	$–	$–	$74,204,191
TOTAL	$74,204,191	$–	$4,222,489	$78,426,680

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of September 30, 2021, $384,075,290 was fair valued in accordance with ASU 2015-07, utilizing NAV as a practical expedient.

During the six months ended September 30, 2021, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

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Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Asset Type	Balance as of March 31, 2021	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of September 30, 2021	Net change in unrealized appreciation/(depreci ation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2021
Secondary Investments	$3,149,141	$—	$1,073,348	$—	$—	$—	$—	$4,222,489	$1,073,348
	$3,149,141	$—	$1,073,348	$—	$—	$—	$—	$4,222,489	$1,073,348

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

Fair Value September 30, 2021	Valuation Methodologies	Unobservable Input	Input Range
$4,222,489	Market comparable companies	Enterprise value to EBITDA multiple	8.5x - 14.7x

A listing of the private equity investment types held by the Fund and the related attributes, as of September 30, 2021, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investments/ Co-Investments	Investments in an operating company alongside other investors	$ 18,825,825	$ 5,023,303	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Primary	Investments in newly established private equity funds	14,892,646	50,622,116	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	21,908,221	7,622,179	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Secondary	Investments in existing Private Equity Investments that are typically acquired in privately negotiated transactions	332,671,087	54,133,367	None	N/A	Liquidity in the form of distributions from Private Equity Investments

*	The information summarized in the table above represents the general terms for the specified investment type. Individual Private Equity Investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Equity Investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.
**	Distributions from Private Equity Investments occur at irregular intervals, and the exact timing of distributions from Private Equity Investments cannot be determined. It is estimated that distributions will occur over the life of the Private Equity Investments.

The fair value relating to certain underlying investments of these Private Equity Investments, for which there is no readily available market, has been estimated by the respective Private Equity Investment’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a readily available market for the investments existed. These differences could be material.

Semi-Annual Report | September 30, 2021	19

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

4.  MANAGEMENT FEE, ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Private Equity Investment to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end Shareholders’ Capital (before any repurchases of Shares) (the “Management Fee”). For the six months ended September 30, 2021, the Fund incurred a Management Fee of $3,451,646.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/ or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end Shareholders’ Capital (before any repurchase of Shares) (the “Administration Fee”). For the six months ended September 30, 2021, the Fund incurred an Administration Fee of $522,977.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through September 30, 2022 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end net assets (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Private Equity Investments and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/ or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the six months ended September 30, 2021, the Adviser waived fees in the amount of $216,287, which are subject for recoupment. The Adviser recouped $59,473 of previously waived fees. At September 30, 2021, the amounts outlined below are available for recoupment:

Quarter of Expiration:
December 2021	$166,628
March 2021	129,326
June 2021	190,956
September 2021	180,253
December 2021	182,129
March 2021	269,061
June 2023	301,962
September 2023	164,351
December 2023	111,996
March 2024	169,812
June 2024	274,390
September 2024	1,370

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor directly distributes Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund pays the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s Shareholders’ Capital attributable to Class A shares as of each quarter- end, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc.). For the six months ended September 30, 2021, the Fund incurred a Distribution and Servicing Fee of $586,999.

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Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

SS&C Technologies, Inc. and certain of its affiliates (collectively, “SS&C”) provide certain sub- administrative, sub-accounting, and tax administration services to the Fund based on the Fund’s Service Agreement. For these services, the Fund pays an annual fee to SS&C based upon average net assets, subject to certain minimums.

DST Asset Manager Solutions, Inc. serves as the Fund’s transfer agent with respect to maintaining the registry of the Fund’s Shareholders and processing matters relating to subscriptions for, and repurchases of, Shares.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) is paid an annual retainer of $35,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each regular quarterly meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses.

The Fund retained Alaric Compliance Services, LLC to provide compliance services to the Fund, including a Chief Compliance Officer. For the six months ended September 30, 2021, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $45,000.

The Fund will continuously incur offering costs so long as it is accepting new investors. These costs enable the Fund to be offered to investors. These offering costs are either (i) expensed by the Fund as incurred or (ii) treated as deferred charges and amortized over the subsequent 12-month period using the straight-line method if such amounts are greater than $10,000. For the six months ended September 30, 2021, the Fund incurred $51,714 of offering costs.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of shareholders’ capital at September 30, 2021 is $136,998,736.

5.  REVOLVING CREDIT AGREEMENT

Effective March 30, 2020, the Fund entered into a $40,000,000 revolving credit agreement with Barclays Bank PLC (the “Barclays Facility”). The Barclays Facility has a five year term. Borrowings under the Barclays Facility bears interest at London Interbank Offered Rate (“LIBOR”) or Euro Interbank Offered Rate (“EURIBOR”) plus 2.85% per annum, and has a commitment fee of 0.85% per annum on the daily unused portion. Effective June 3, 2021, the Fund Amended its agreement with Barclays Bank PLC to increase the size of the Barclays Facility to $80,000,000 and extend the term to six years. The Fund entered into the Barclays Facility for working capital requirements, such as financing repurchases of shares, distributions to investors and investments. For the six months ended September 30, 2021, the Fund utilized the facility, borrowed €3,100,000 (net of paydowns and equivalent to $3,647,489), incurred $139,519 in commitment fees and incurred €96,868 (equivalent to $115,313) of interest expense on borrowings at a 2.85% weighted average interest rate. As of September 30, 2021, the Fund had €13,300,000 (equivalent to $15,414,696) of outstanding borrowings on the Barclays Facility.

6.  CAPITAL SHARE TRANSACTIONS

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current Net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer would be for an amount that is not more than 5% of the Fund’s Shareholders’ Capital. There can be no assurance that the Board will accept the Adviser’s recommendation.

7.  FEDERAL AND OTHER TAXES

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end. The Fund’s open tax years for which the applicable statutes of limitations have not expired are subject to examination by U.S. federal, state and local tax authorities.

Semi-Annual Report | September 30, 2021	21

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2021 for federal income tax purposes or in, the Fund’s major state and local tax jurisdictions; Delaware, New York State, and New York City. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2021, the Fund did not incur any interest or penalties.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2021, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period ended were as follows:

Cost of investments for tax purposes	$349,863,518
Gross tax unrealized appreciation	154,692,537
Gross tax unrealized depreciation	(42,054,085)
Net tax unrealized appreciation (depreciation) on investments	112,638,452

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(4,496,324)
Unrealized appreciation	44,297,765
Other differences	—
Distributable net earnings	$39,801,441

As of October 31, 2020, the Fund had no capital loss carryforwards.

As of October 31, 2020, the Fund had $4,496,324 of qualified late-year ordinary losses, which are deferred until the following tax year ended October 31, 2021. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

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Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2020 and October 31, 2019 was as follows:

Distribution paid from:	2020	2019
Ordinary income	$—	$—
Long-term capital gains	11,604,757	12,870,379
Return of Capital	7,767,178	—
Total distributions paid	$19,371,935	$12,870,379

8.  INVESTMENT TRANSACTIONS

Total contributions to and purchases of Private Equity Investments for the six months ended September 30, 2021 amounted to $67,029,688. Total distribution proceeds from sale, redemption, or other disposition of investments in Private Equity Investments for the six months ended September 30, 2021 amounted to $54,743,560.

9.  INDEMNIFICATION

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. COMMITMENTS

As of September 30, 2021, the Fund had outstanding investment commitments to Private Equity Investments totaling approximately $117,400,965.

11. LIBOR

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

12. SUBSEQUENT EVENTS

Effective October 1, 2021, there were subscriptions to the Fund in the amount of $17,666,755 for Class A and, $19,414,476 for Class I Shares. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

Effective October 15, 2021, the Fund committed $10,000,000 to an investment in Webster Equity Partners Bristol CF, L.P.

Effective October 26, 2021, the Fund committed $5,000,000 to an investment in Insight Partners (Cayman) XII Buyout Annex Fund, L.P.

Effective November 10, 2021, the Fund committed €7,939,286 (equivalent to $9,157,172) to Montagu+ SCSp.

Semi-Annual Report | September 30, 2021	23

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2021 (Unaudited)

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements.

13. COVID-19 IMPACT

The COVID-19 (novel coronavirus) global pandemic has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. It cannot be determined what effect, if any, the ongoing COVID-19 global pandemic will have on the Fund and the performance of its portfolio during this time period or over the next several months. Developments that disrupt global economies and financial markets, such as COVID- 19, may magnify factors that affect the Fund’s performance. Additionally, the Adviser is monitoring developments relating to coronavirus and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices.

14. CHANGE IN INDEPENDENT AUDITOR

On May 27, 2021, KPMG LLP ("KPMG") declined to stand for reappointment as the independent registered public accountants of the Fund. On May 27, 2021, the Audit Committee of the Board of the Fund recommended that the Board replace KPMG with Ernst & Young LLP (“E&Y”) as the independent registered public accountants for the Fund for the fiscal year ending March 31, 2022. On July 23, 2021, KPMG provided a letter confirming that the client-auditor relationship between the Fund and KPMG had ceased.

For the fiscal years ended March 31, 2020 and March 31, 2021, KPMG’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles.

Further, in connection with its audits for the fiscal years ended March 31, 2020 and March 31, 2021, and the subsequent interim period through July 23, 2021: (i) there were no “disagreements” with KPMG of the kind described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, and (ii) there were no “reportable events” of the kind described in paragraph (a)(1)(v) of such Item 304.

The Fund provided KPMG with a copy of the disclosure contained in its filing on Form N-CSR and requested that KPMG furnish the Fund with a letter addressed to the Securities & Exchange Commission stating whether it agrees with the above statements and, if not, stating the respects in which it does not agree. A copy of KPMG’s letter will be filed as Exhibit (a)(4) to the Fund’s N-CSR.

During the Fund’s two most recent fiscal years ended March 31, 2020 and March 31, 2021, and the subsequent interim period through July 23, 2021, neither the Fund nor anyone on its behalf consulted E&Y regarding either: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s consolidated financial statements, and neither a written report was provided to the Fund or oral advice was provided to the Fund that E&Y concluded was an important factor considered by the Fund in reaching a decision as to the accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a disagreement or reportable event as defined in Regulation S-K, Item 304(a)(1)(iv) and Item 304(a)(1)(v), respectively.

24	www.pomonainvestmentfund.com

Pomona Investment Fund	Additional Information
September 30, 2021 (Unaudited)

PROXY VOTING

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F). The Fund’s Form N-PORT Part F are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | September 30, 2021	25

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Disclosure regarding change in registrant’s independent registered public accountant is attached hereto.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 9, 2021

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	December 9, 2021

*	Print the name and title of each signing officer under his or her signature.